Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and cash equivalents

6. Cash and cash equivalents

	December 31, 2021	December 31, 2020

Short-term bank deposits	569,816	415,387
Short-term investment	1,224,546	1,224,678
	1,794,362	1,640,065
Cash and cash equivalents are held for the purpose of meeting short-term cash needs and include cash on hand, deposits with banks and other short-term highly liquid investments with original maturities of three months or less and with immaterial risk of change in value. Short-term investments consist mainly of investments in Brazilian Treasury Bonds (“LFTs”) with an average return of 100% of the Basic Interest Rate (SELIC, 9.25% per year on December 31, 2021 and 2.0% per year on December 31, 2020)